Management’s statement, basis for preparing and presenting the financial statement (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reclassified in the statements of financial position and statements of operations for the comparative amounts

Statements of financial position - 2020	Previously disclosed	Reclassification	Reclassified
Current assets
Financial investments(*)	628,343	355,769	984,112
Restricted cash	355,769	(355,769)	-
Non-current assets
Financial investments(*)	992	188,838	189,830
Restricted cash	188,838	(188,838)	-
Total	1,173,942	-	1,173,942

(*) Previously denominated Short-term investments